                                                           File Number 33-80788

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment Number
                                                     ---

                     Post-Effective Amendment Number  6
                                                     ---


                            VARIABLE ANNUITY ACCOUNT
     ---------------------------------------------------------------------
                           (Exact Name of Registrant)


                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
     ---------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
     ---------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
     ---------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)


          Dennis E. Prohofsky                             Copy to:
         Senior Vice President,                     J. Sumner Jones, Esq.
     General Counsel and Secretary                  Jones & Blouch L.L.P.
   Minnesota Life Insurance Company           1025 Thomas Jefferson St., N.W.
         400 Robert Street North                       Suite 405 West
     St. Paul, Minnesota  55101-2098               Washington, D.C.  20007
-------------------------------------------
  (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
        immediately upon filing pursuant to paragraph (b)
    ---
        on (date) pursuant to paragraph (b) of Rule 485
    ---
        60 days after filing pursuant to paragraph (a)(i)
    ---
     X  on May 3, 1999 pursuant to paragraph (a)(i)
    ---
        75 days after filing pursuant to paragraph (a)(ii)
    ---
        on (date) pursuant to paragraph (a)(ii) of Rule 485.
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                          Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number     Caption in Prospectus

    1.          Cover Page

    2.          Special Terms

    3.          Questions and Answers About the Variable Annuity Contract

    4.          Condensed Financial Information; Performance Data - Appendix

    5.          General Descriptions

    6.          Contract Charges

    7.          Description of the Contract; General Descriptions

    8.          Description of the Contract; Annuity Payments and Options

    9.          Description of the Contract; Death Benefits

   10. Description of the Contract; Purchase Payments and Value of the Contract and Transfers

   11.          Description of the Contract; Redemptions

   12.          Federal Tax Status

   13.          Not Applicable

   14.          Table of Contents of the Statement of Additional
                Information

                               MULTIOPTION SELECT
                           VARIABLE ANNUITY CONTRACT

                        MINNESOTA LIFE INSURANCE COMPANY

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: (651) 665-3500
                         http://www.minnesotamutual.com

This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with all types of personal retirement plans.

Your contract values are invested in our Variable Annuity Account. The Variable Annuity Account invests in shares of Advantus Series Fund, Inc. and Class 2 of the Templeton Developing Markets Funds (the "Funds"). Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for any amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by writing us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE
     ADVANTUS SERIES FUND, INC. AND THE TEMPLETON DEVELOPING MARKETS FUND.

  THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 3, 1999.

  THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN, OR OTHER PERSON
  TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE,
                          YOU SHOULD NOT RELY ON THEM.

TABLE OF CONTENTS

SPECIAL TERMS                                                                  1

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT                      2

EXPENSE TABLE                                                                  5


GENERAL DESCRIPTIONS                                                           8


       Minnesota Life Insurance Company                                        8


       Variable Annuity Account                                                8


       Advantus Series Fund, Inc.                                              8


       Additions, Deletions or Substitutions                                   9


       Templeton Variable Products Series Fund                                 9



CONTRACT CHARGES                                                              10


       Deferred Sales Charges                                                 10


       Mortality and Expense Risk Charges                                     11


       Transaction and Contract Charges                                       12



VOTING RIGHTS                                                                 12



DESCRIPTION OF THE CONTRACT                                                   13


       General Provisions                                                     13


       Annuity Payments and Options                                           15


       Death Benefit                                                          20


       Purchase Payments, Value of the Contract and Transfer                  21


       Redemptions                                                            25



FEDERAL TAX STATUS                                                            26



YEAR 2000 COMPUTER PROBLEM                                                    32



STATEMENT OF ADDITIONAL INFORMATION                                           33


APPENDIX A -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                        A-1


APPENDIX B -- CONDENSED FINANCIAL INFORMATION                                B-1



APPENDIX C -- TYPES OF QUALIFIED PLANS                                       C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUNDS: the mutual funds whose separate investment portfolios we have designated as eligible investment for the Variable Annuity Account, currently, Advantus Series Fund, Inc. ("Advantus Fund") and Class 2 of the Templeton Developing Markets Funds ("Templeton Fund").

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts you pay to us under your contract.

VALUATION DATE:  each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Minnesota Life Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

VOLUME CREDIT: an additional amount, other than a dividend, which we may credit to your contract.

WE, OUR, US: Minnesota Life Insurance Company (formerly, "The Minnesota Mutual Life Insurance Company").

YOU, YOUR:  the Contract Owner.

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant." These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments of a guaranteed amount is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity.

WHAT TYPE OF CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments under your contract to the Variable Annuity Account. The Variable Annuity Account invests in one or more Portfolios of Advantus Series Fund, Inc., or Class 2 of the Templeton Developing Markets Funds, according to your instructions. There are no interest or principal guarantees on your contract values.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of Advantus Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in Class 2 shares of the Templeton Developing Markets Fund.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this Prospectus. You should carefully read each Fund prospectus before purchasing in the contract.

CAN YOU CHANGE THE PORTFOLIO(S) THAT YOU SELECT?


Yes. You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period.


WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

We deduct a daily charge equal to an annual rate of 1.25% of the net asset value of the Variable Annuity Account for our mortality and expense risk guarantees. We reserve the right to increase the charge to 1.40% on an annual rate.

A deferred sales charge of up to 7% of purchase payments may apply if you make partial withdrawals or surrender your contract within seven or fewer years after your last purchase payment.

Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

There is a one time contract fee of $200 if you elect a fixed annuity.


The Portfolios pay investment advisory and other expenses. Total expenses of the Portfolios range from .40% to 1.83% of average daily net assets of the Portfolios on an annual basis.



We reserve the right to make a charge of up to $25 for transfers occurring more frequently than once a month. We also reserve the right to assess a $50 fee to cover administration costs if you exchange this contract for another of our contracts. Currently we do not impose such charges.


CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL YOUR CONTRACT?

Yes. You may cancel your contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If the contract owner dies before annuity payments begin, we will pay the death benefit to the beneficiary named in the contract application. In the case of joint owners, this amount would be payable at the death of the second owner. The death benefit payable to the beneficiary upon the death of the contract owner during the accumulation period is equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    -  the total amount of your purchase, less all partial withdrawals.

If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs prior to the commencement of annuity payments.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity option may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE

The tables shown below are to assist you in understanding the costs and expenses that you will bear directly or indirectly. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. The tables show the expenses of each Portfolio after expense reimbursement.

The following contract expense information is intended to illustrate the expenses of the MultiOption Select variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

CONTRACT OWNER TRANSACTION EXPENSES

The amount of the deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT              CHARGE
----------------------------------------  --------------------------------------
                  0-1                     7%
                  1-2                     7%
                  2-3                     6%
                  3-4                     5%
                  4-5                     4%
                  5-6                     3%
                  6-7                     2%
            7 and thereafter              0%

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Fees           1.25%
                                          ----
Total Separate Account Annual Expenses    1.25%
                                          ----
                                          ----

Note: We reserve the right to increase the mortality and expense risk fees to not more than 1.40% on an annual rate.

FUND ANNUAL EXPENSES
(As a percentage of average net assets for the described Advantus Series Fund, Inc. Portfolios and the Templeton Variable Product Series).


                                                                                                        TOTAL FUND ANNUAL
                                                         INVESTMENT    OTHER EXPENSES                    EXPENSES (AFTER
                                                         MANAGEMENT    (AFTER EXPENSE    DISTRIBUTION        EXPENSE
                                                            FEES       REIMBURSEMENTS)     EXPENSES      REIMBURSEMENTS)
                                                        ------------  -----------------  -------------  -----------------
Advantus Series Fund, Inc.:
  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond 2002 Portfolio (1)
  Maturing Government Bond 2006 Portfolio (1)
  Maturing Government Bond 2010 Portfolio (1)
  Value Stock Portfolio
  Small Company Value Portfolio (1)
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio (1)
  Macro-Cap Value Portfolio (1)
  Micro-Cap Growth Portfolio (1)
  Real Estate Securities Portfolio (2)
Templeton Variable Products Series:
  Developing Markets Fund Class 2



(1) Minnesota Life voluntarily absorbed certain other fund operating expenses of the Value Stock Portfolio for the year ended December 31, 1998. If this portfolio had been charged for these expenses, the ratio of total annual fund expenses to average daily net assets would have been .00%. It is Minnesota Life's present intention to waive other fund operating expenses during the current fiscal year which exceed, as a percentage of average daily net assets,
 .00%. Minnesota Life also reserves the option to reduce the level of other fund operating expenses which it will voluntarily absorb.



(2) Because the portfolio has only recently commenced operations, the figure for other fund operating expenses has been based on estimates for the current fiscal year. Minnesota Life has voluntarily agreed to absorb certain other fund operating expense for the Small Company Value and Global Bond Portfolios for the year ending December 31, 1997. If the Small Company Value and Global Bond Portfolios were to be charged for these expenses, it is estimated that the ratio of total fund annual expenses to average daily net assets would be .00% and
 .00%, respectively.

CONTRACT OWNER EXPENSE EXAMPLE

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.


                                                                                      IF YOU ANNUITIZE FOR A LIFETIME
                                              IF YOU SURRENDERED YOUR                    INCOME AT THE END OF THE
                                            CONTRACT AT THE END OF THE                 APPLICABLE TIME PERIOD OR YOU
                                              APPLICABLE TIME PERIOD                  DO NOT SURRENDER YOUR CONTRACT
                                     -----------------------------------------   -----------------------------------------
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                     -------   --------   --------   ---------   -------   --------   --------   ---------
  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond 2002
   Portfolio (1)
  Maturing Government Bond 2006
   Portfolio (1)
  Maturing Government Bond 2010
   Portfolio (1)
  Value Stock Portfolio
  Small Company Value Portfolio (1)
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio (1)
  Macro-Cap Value Portfolio (1)
  Micro-Cap Growth Portfolio (1)
  Real Estate Securities Portfolio
   (2)
Templeton Variable Products Series:
  Developing Markets Fund Class 2


*Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for at least 5 years.

The examples contained in the table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Each of the 20 sub-accounts of the Variable Annuity Account invests in a different Fund Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any of our separate accounts. All obligations under the contracts are our general corporate obligations.

The Variable Annuity Account currently has twenty sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS


Advantus Fund is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

Advantus Capital has retained investment sub-advisers to manage the investments of certain Portfolios of Advantus Fund. Those sub-advisers are:

SERIES FUND PORTFOLIO               SUB-ADVISER
---------------------  --------------------------------------
Capital Appreciation   Winslow Capital Management, Inc.
International Stock    Templeton Investment Counsel, Inc.
Macro-Cap Value        J.P. Morgan Investment Management Inc.
Micro-Cap Growth       Wall Street Associates
Global Bond            Julius Baer Investment Management Inc.

The Variable Annuity Account also invests in Class 2 shares of Templeton Developing Markets Fund, a diversified portfolio of Templeton Fund. The investment adviser of Templeton Developing Markets Fund is Templeton Asset Management Ltd.

Prospectuses for Advantus Fund and Templeton Fund are attached to this Prospectus. You should carefully read those prospectuses before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.


Shares of the Funds are also sold to some of our other separate accounts, which are used to receive and invest purchase payments paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Portfolio simultaneously. Although neither we nor the Funds currently

(SIDEBAR)
A deferred sales charge may apply.
(END SIDEBAR)

foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Possible actions could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

    -  changes in state insurance laws,

    -  changes in federal income tax laws,

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

CONTRACT CHARGES

The contract has several types of charges, all of which are discussed below.

A. DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract. However, when a contract's accumulation value is reduced by a withdrawal or a surrender, a deferred sales charge may be deducted for expenses relating to the sale of the contracts. There is no deferred sales charge on:

    -  amounts applied to provide an annuity under the contract,

    -  amounts returned pursuant to the contract's cancellation right, or

    -  amounts paid in the event of the death of the owner.

The deferred sales charge is the charge made on contract withdrawals or surrenders. It is made during the seven year period following the receipt of each purchase payment. The amount withdrawn plus any deferred sales charge is deducted from the accumulation value by canceling accumulation units.

The amount of the deferred sales charge is determined from the percentages shown in the table below. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments we received within seven years of the date of the withdrawal or surrender. However, you may withdraw without a deferred sales charge the excess, if any, of the accumulation value of the contract over the sum of all of the purchase payments made to the contract, reduced by the amount of previous purchase payment withdrawals.

We will waive the sales charge on:

    - any portion of a contract's purchase payments applied to the purchase of an Adjustable Income Annuity (an immediate variable annuity product that we issue) and

(SIDEBAR)
We pay broker-dealers to sell the contracts.
(END SIDEBAR)
    - amounts withdrawn because of an excess contribution to a tax-qualified contract including (including for example IRAs and tax sheltered annuities).

The applicable deferred sales charge percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT   CHARGE
----------------------------   ------
            0-1                  7%
            1-2                  7%
            2-3                  6%
            3-4                  5%
            4-5                  4%
            5-6                  3%
            6-7                  2%
      7 and thereafter           0%

The amount of the deferred sales charge is determined by:

    - calculating the number of years each purchase payment being withdrawn has been in the contract;

    - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

    - adding the deferred sales charge from all purchase payments so calculated.

Ascend Financial Services, Inc. ("Ascend Financial"), the principal underwriter for the contracts, may pay up to 4.5% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either we or Ascend Financial will pay credits which allow registered representatives who are responsible for sales of variable annuity contracts to attend conventions and other meetings that we or our affiliates sponsor, for the purpose of promoting the sale of the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business they place with us.

B. MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risks under the contract by our obligation to continue to make monthly annuity payments to each annuitant, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

(SIDEBAR)
The mortality and expense risk charge is 1.25%, but we may increase it to 1.40%.

You can instruct us how to vote Fund shares.
(END SIDEBAR)

Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40% on an annual basis.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. Conversely, if the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C. TRANSACTION AND CONTRACT CHARGES


There currently is no charge for any transfer. We reserve the right to charge up to $25, for the second and subsequent transfers in any calendar month. We also reserve the right to charge a $50 fee to cover administrative costs if you exchange the contract for another of our variable annuities.


A one time $200 contract fee is imposed if you elect a fixed annuity.

VOTING RIGHTS

We will vote the Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, the contract owner holds the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period, the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each contract owner or annuitant of a Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at the meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

(SIDEBAR)
The contract is a flexible payment variable annuity.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

DESCRIPTION OF THE CONTRACT

A. GENERAL PROVISIONS

1. Flexible Payment Variable Annuity Contract

The contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities or may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to timing and amount.


2. Issuance of Contract


The contract is issued to you, the contract owner named in the application. You may be the annuitant or may specify someone else to be the annuitant.

3. Modification of the Contract

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

    - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

    - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action we make before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

(SIDEBAR)
You cannot pay more than $5 million unless we consent.
We may cancel your contract if you stop making payments and have a small accumulation value.
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
(END SIDEBAR)

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account. In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. We will return your initial payment within five business days if:

    - your application fails to specify which Portfolios you desire, or is otherwise incomplete, and

    - you do not consent to our retention of your initial payment until the application is made complete.

Total purchase payments under the contract may not exceed $5,000,000, except with our consent.

The contract permits us to cancel your contract, and pay you its accumulation value if:

    - no purchase payments are made for a period of two or more full contract years and

    - the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and

    -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the SEC;

    - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

    - other periods the SEC by order permits for the protection of the contract owners.

(SIDEBAR)

The contract is non-participating.
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
You tell us when to begin making annuity payments to the annuitant, unless your retirement plan requires them to commence by a certain age.
(END SIDEBAR)

7. Participation

The contract is non-participating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts if any, that will be distributable under participating contracts in the future. When we make any distribution, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate making dividend payments under this contract.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the contract, which reflects the age of the annuitant,

    -  the type of annuity payment option you select, and

    -  the investment performance of the Fund Portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amounts of the monthly annuity payments) will, however, reflect investment gains and losses and investment income of the Portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the Portfolios you select.

2. Electing the Retirement Date and Form of Annuity

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contract requires that we must receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least two valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of:

    -  the 85th birthday of the annuitant, or

    -  five years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $20. If the first monthly annuity payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract is $1,000,000.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

(SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. At any time during the payment period, the payee may elect that:

    - the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or

    - the commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4. Determination of Amount of First Monthly Annuity Payment

The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, many states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes currently range from 0% to 3.5% and are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the optional annuity form elected and the "adjusted age" of the annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each optional annuity form for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.

The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 contained in a table in the contract. The contract table on which the rate per $1,000 is based assumes an interest rate of 4.5% per annum. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.5% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.5%.


Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.


Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the first valuation date on or following the fourteenth day of the month preceding the date on which the annuity is to begin.

If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the next valuation date on or following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

    -  .996338, and

(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)
    - the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment factor, as discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

During the annuity period, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves. If you specify a sub-account of the Variable Annuity Account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

    - The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account.

    - Annuity payments must have been in effect for a period of 12 months before a change may be made.

    -  Such transfers can be made only once every 12 months.

    - We must receive the written request for an annuity transfer more than 30 days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will make available to you annuity reserve amount sub-account information.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

(SIDEBAR)
If you die prior to commencement of annuity payments, there is a death benefit that is guaranteed not to be less than your purchase payments.
(END SIDEBAR)

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer and a $200 contract fee will be imposed. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account to which reserves are transferred for the period between annuity valuation dates.

C. DEATH BENEFITS


If the owner dies before annuity payments begin, the amount of the death benefit will be based upon the contract accumulation value next determined after we receive due proof of death at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.


The contract has a guaranteed death benefit if the owner dies before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the accumulation value payable at death; or

    - the amount of your total purchase payments paid, less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only if annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
Subsequent purchase payments are credited on the day we receive them, or on the next business day if they arrive late in the day.
(END SIDEBAR)
owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If there are joint owners of this contract, the death benefit described will not be payable until the death of the surviving joint owner.

If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of determining:

    -  when payments must begin, and

    -  the time of distribution in the event of that spouse's death.

Payments must be made in substantially equal installments.

If the owner of this contract is other than a natural person, such as a trust or other entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period (the period before annuity payments begin) each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until we receive a completed application. We will immediately return your initial purchase payment in full if it appears your application cannot be completed within five business days, unless you specifically consent to our holding your purchase payment until your application is completed.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios you select.

We will determine the value of accumulation units on each day on which each Portfolio is valued. The net asset value of the Portfolios' shares shall be computed

(SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)
once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (currently, 3:00 p.m., (Central Time)), on each day, Monday through Friday, except:

    - days on which changes in the value of that Fund's portfolio securities will not materially affect the current net asset value of that Portfolio's shares,

    - days during which none of that Portfolio's shares are tendered for redemption and no order to purchase or sell that Portfolio's shares is received by that Portfolio and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments we receive at our home office on that day prior to the close of business of the New York Stock Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the New York Stock Exchange will be the value determined on the next valuation date.

Applications lacking instructions about allocation of purchase payment amounts among the sub-accounts of the Variable Annuity Account will be treated as incomplete.

2. Transfers

Upon your written request, accumulation values may be transferred among the sub-accounts of the Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date we receive the request at our home office. No deferred sales charge will be imposed on transfers. There is no dollar amount limitation on transfers.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, systematic transfers will be made on a monthly basis and will remain active until the appropriate sub-account accumulation value is depleted. Systematic transfer arrangements are limited to a maximum of twenty sub-accounts.

As a type of systematic transfer arrangement, for certain contracts we offer automatic portfolio rebalancing ("APR") on a quarterly, semi-annual and annual basis. Instructions to us must be in whole percentages totaling 100%. They will be treated as instructions for transfers to and from the various sub-accounts. Rebalancing instructions will not affect the current allocation of future contributions; they may differ from those future allocations and are not limited to any minimum or maximum number of sub-accounts. There will be no charge for

(SIDEBAR)
If you make very large purchase payments we may credit your contract with extra values ("volume credits").
(END SIDEBAR)
APR transfers and this feature will be available after August 1, 1999. APR is not available for values in the General Account or in the Series Fund Maturing Government Bond Portfolios.

You may effect transfers, cancel automatic premium plans or change the allocation of your future purchase payments by telephone. Telephone transfers are subject to the same conditions and procedures as written transfer requests. During periods of marked economic or market changes, you may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. If that occurs, you should consider submitting a written transfer request while continuing to attempt telephone instructions. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges. For more information on telephone transfers, contact us.

Telephone contract services are automatically available to you. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by the owner to personally identify themselves in telephone conversations through information we designate. We record your telephone transfer instruction conversations and we provide you with a written confirmation of your telephone transfer.

3. Volume Credit

Where allowed by law, we reserve the right to credit certain additional amounts ("volume credit") to your contract if you make large purchase payments. We pay for your volume credit with funds from our General Account. We reserve the right to modify, suspend or terminate this volume credit program at any time, or from time to time, without notice.

The current breakpoints for qualifying for a volume credit are shown below. Also shown is the value of the volume credit as a percentage of your purchase payment.

                                VOLUME CREDIT AS A
   PURCHASE PAYMENT     PERCENTAGE OF THE PURCHASE PAYMENT
----------------------  ----------------------------------
$0 -  499,999..........                0.000
 500,000 -  749,999...                 0.375
 750,000 -  999,999...                 0.750
           1,000,000 -
  1,499,999...........                 1.125
           1,500,000 -
  1,999,999...........                 1.500
           2,000,000 -
  2,499,999...........                 1.875
           2,500,000 -
  2,999,999...........                 2.250
           3,000,000 -
  3,999,999...........                 2.625
           4,000,000 -
  5,000,000...........                 3.000

(SIDEBAR)
Volume credits may have tax consequences.
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)

Your volume credit is added the next business day after your purchase payments are allocated to your contract, and are allocated to the investment options in the same manner as the purchase payment. If you exercise your right to return your contract under the free look provision, the value of any volume credit as of the date your contract is canceled will be deducted from your accumulated value prior to determining the amount to be returned to you. We do not consider the volume credit to be part of your "investment in the contract" for income tax purposes (see "Federal Tax Status"). Generally, volume credit will be treated as gain upon distribution. Volume credit amounts may be withdrawn without assessment of the deferred sales charge (see "Deferred Sales Charge").

Each time a new purchase payment is made, a new volume credit will be calculated. The applicable percentage from the chart will be based on the total cumulative purchase payments to date, including the new purchase payment, less all prior purchase payments withdrawn. The new volume credit equals this percentage times the amount of the new purchase payment.

4. Value of the Contract

The accumulation value of your contract at any time prior to the commencement of annuity payments can be determined by multiplying the number of accumulation units of each sub-account to which you allocate values by the current value of those units and then adding the values so calculated. There is no assurance that your accumulation value will equal or exceed your purchase payments. We will advise you periodically of the number of accumulation units credited to your contract for each sub-account of the Variable Annuity Account, the current value of each accumulation unit, and the total value of your contract.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of that accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable sub-account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next valuation date.

6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. Your accumulation value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Unless you instruct us otherwise, withdrawals will be made from the Variable Annuity Account in the same proportion that the value of your interest in any sub-account bears to your total accumulation value on a pro rata basis. We will waive the applicable dollar amount limitation:

    - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

    - the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Withdrawal values will be determined as of the valuation date we received your written withdrawal request at our home office.


Unless you tell us otherwise, systematic withdrawals will be made from the sub-accounts on a pro rata basis if the accumulation values are in no more than twenty sub-accounts. No more than twenty sub-accounts may be used for systematic withdrawals.



Prior to the commencement of annuity payments, you may elect to surrender your contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a cash sum payment, you may elect an annuity.


Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of annuitants and beneficiaries subsequent to the annuity commencement date, see "Optional Annuity Forms."

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
We are not offering tax advice. You should consult your own tax adviser.
(END SIDEBAR)

You may also submit your signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (651) 665-7942. You also may send us transfer instructions or changes of future allocations of purchase payments by FAX. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

2. Right of Cancellation

You should read your contract carefully as soon as you receive it. You may cancel your purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract, we will refund to you the greater of:

    -  the accumulation value of the contract, or

    -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. For example, California's free look period is thirty days. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay for any additional amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(s) may depend on the tax status of the individual concerned.

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Annuity Account or on capital gains

(SIDEBAR)
Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.
A penalty tax may apply to distributions prior to age 59 1/2.
(END SIDEBAR)
arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, deferred annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

The taxable portion of payments made in the event of a full surrender of an annuity is generally the amount in excess of the purchase payments for the contract. Amounts withdrawn upon a partial withdrawal from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

The taxable portion for annuity payments, is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract. The taxable part is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply:

    -  where the taxpayer is 59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    -  where payment is made by reason of the death of the owner, and

    -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

(SIDEBAR)
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the Variable Account.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    - if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    - if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

These requirements will be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. It must be a natural person. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner, generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules; and

    -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract. For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2 or retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than

(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)
April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made:

         -   over the life or life expectancy of the employee,

         - over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

         -   for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed herein. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a qualified tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period since the inception of the underlying Portfolios. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

YEAR 2000 COMPUTER PROBLEM

The services we provide to the Variable Annuity Account and contract owners depend on the smooth functioning of our computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on our ability to provide services to contract owners. We have been actively working on necessary changes to our computer systems to deal with the year 2000. Although there can be no assurance of complete success, we believe that we will be able to resolve these issues on a timely basis and that there will be no material adverse impact on our ability to provide services to the Variable Annuity Account.

In addition, our operations could be impacted by our service providers' or suppliers' year 2000 efforts. We have undertaken an initiative to assess the efforts of organizations where there is a significant business relationship. There is no assurance, however, that we will not be affected by year 2000 problems of other organizations.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       Directors and Principal Management Officers of Minnesota Life Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A


ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 6.54% and 12.00%.

For illustration purposes, an average annual expense equal to 2.02% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 2.02% includes: 1.25% for Mortality and Expense Risk, and an average of .77% for investment management and other Fund expenses. These expenses are listed for each portfolio in the table following.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. For contracts issued prior to May, 1993, an initial rate of 3.50% may also be available. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

ACTUAL 1998 VARIABLE ANNUITY ACCOUNT CHARGES AND FUND EXPENSES

                                                                      FUND
                                                    MORTALITY &    MANAGEMENT    OTHER FUND   DISTRIBUTION
SEPARATE ACCOUNT SUB-ACCOUNT NAME                   EXPENSE RISK       FEE        EXPENSES      EXPENSES      TOTAL
--------------------------------------------------  ------------  -------------  -----------  ------------  ---------
Growth............................................        1.25%           .50%         .05%            --       1.80%
Bond..............................................        1.25%           .50%         .07%            --       1.82%
Money Market......................................        1.25%           .50%         .09%            --       1.84%
Asset Allocation..................................        1.25%           .50%         .05%            --       1.80%
Mortgage Securities...............................        1.25%           .50%         .09%            --       1.84%
Index 500.........................................        1.25%           .40%         .05%            --       1.70%
Capital Appreciation..............................        1.25%           .75%         .05%            --       2.05%

                                                                        PAGE A-1

                                                                      FUND
                                                    MORTALITY &    MANAGEMENT    OTHER FUND   DISTRIBUTION
SEPARATE ACCOUNT SUB-ACCOUNT NAME                   EXPENSE RISK       FEE        EXPENSES      EXPENSES      TOTAL
--------------------------------------------------  ------------  -------------  -----------  ------------  ---------
International Stock...............................        1.25%           .71%         .26%            --       2.22%
Small Company Growth..............................        1.25%           .75%         .07%            --       2.07%
Maturing Government Bond 2002.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2006.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2010.....................        1.25%           .25%         .15%            --       1.65%
Value Stock.......................................        1.25%           .75%         .05%            --       2.05%
Small Company Value...............................        1.25%           .75%         .15%            --       2.15%
Global Bond.......................................        1.25%           .60%        1.00%            --       2.85%
Index 400 Mid-Cap.................................        1.25%           .40%         .15%            --       1.80%
Macro-Cap Value...................................        1.25%           .70%         .15%            --       2.10%
Micro-Cap Growth..................................        1.25%          1.10%         .15%            --       2.50%
Real Estate Securities............................        1.25%           .75%         .15%            --       2.15%
Templeton Developing Markets Portfolio Class
  2(1)............................................        1.25%          1.25%         .33%          .25%       3.08%
                                                    ------------  -------------  -----------  ------------  ---------
Average...........................................        1.25%           .59%         .17%          .01%       2.02%

(1) Templeton Developing Markets Fund Class 2 has a distribution plan or "Rule 12b-1" Plan which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Distribution Expenses") are estimates for 1998 based on historical experiences of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

VARIABLE ANNUITY PAYOUT ILLUSTRATION

PREPARED FOR: Prospect                  ANNUITIZATION OPTION: 10 Year Certain
                                        with Life Contingency
PREPARED BY: Minnesota Life             QUOTATION DATE: 05/03/1999
SEX: Male  DATE OF BIRTH: 05/03/1934    COMMENCEMENT DATE: 06/01/1999
STATE: MN                               SINGLE PAYMENT RECEIVED: $100,000.00
LIFE EXPECTANCY: 20.0(IRS) 18.1(MML)    FUNDS: Non-Qualified
                                        INITIAL MONTHLY INCOME: $663

                                                                        PAGE A-2

                                                                      FUND
                                                    MORTALITY &    MANAGEMENT    OTHER FUND   DISTRIBUTION
SEPARATE ACCOUNT SUB-ACCOUNT NAME                   EXPENSE RISK       FEE        EXPENSES      EXPENSES      TOTAL
--------------------------------------------------  ------------  -------------  -----------  ------------  ---------
International Stock...............................        1.25%           .71%         .26%            --       2.22%
Small Company.....................................        1.25%           .75%         .07%            --       2.07%
Maturing Government Bond 1998.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2002.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2006.....................        1.25%           .25%         .15%            --       1.65%
Maturing Government Bond 2010.....................        1.25%           .25%         .15%            --       1.65%
Value Stock.......................................        1.25%           .75%         .05%            --       2.05%
Small Company Value...............................        1.25%           .75%         .15%            --       2.15%
Global Bond.......................................        1.25%           .60%        1.00%            --       2.85%
Index 400 Mid-Cap.................................        1.25%           .40%         .15%            --       1.80%
Macro-Cap Value...................................        1.25%           .70%         .15%            --       2.10%
Micro-Cap Growth..................................        1.25%          1.10%         .15%            --       2.50%
Real Estate Securities............................        1.25%           .75%         .15%            --       2.15%
Templeton Developing Markets Portfolio Class
  2(1)............................................        1.25%          1.25%         .33%          .25%       3.08%
                                                    ------------  -------------  -----------  ------------  ---------
Average...........................................        1.25%           .59%         .17%          .01%       2.02%

(1) Templeton Developing Markets Fund Class 2 has a distribution plan or "Rule 12b-1" Plan which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Distribution Expenses") are estimates for 1998 based on historical experiences of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

VARIABLE ANNUITY PAYOUT ILLUSTRATION


PREPARED FOR: Prospect                  ANNUITIZATION OPTION: 10 Year Certain
                                        with Life Contingency
PREPARED BY: Minnesota Life             QUOTATION DATE: 05/01/1998
SEX: Male  DATE OF BIRTH: 05/01/1933    COMMENCEMENT DATE: 06/01/1998
STATE: MN                               SINGLE PAYMENT RECEIVED: $100,000.00
LIFE EXPECTANCY: 20.0(IRS) 18.1(MML)    FUNDS: Non-Qualified
                                        INITIAL MONTHLY INCOME: $663


                                                                        PAGE A-3

The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future results.

                                                                    ANNUAL RATE OF RETURN
                                                      --------------------------------------------------
                                                         0.00% GROSS       6.52% GROSS     12.00% GROSS
DATE                                          AGE       (-2.02% NET)       (4.50% NET)     (9.98% NET)
-----------------------------------------  ---------  -----------------  ---------------  --------------
June 1, 1998.............................         65      $     663         $     663       $      663
June 1, 1999.............................         66            622               663              698
June 1, 2000.............................         67            583               663              735
June 1, 2001.............................         68            547               663              773
June 1, 2002.............................         69            513               663              814
June 1, 2007.............................         74            371               663            l,051
June 1, 2012.............................         79            269               663            1,357
June 1, 2017.............................         84            195               663            1,752
June 1, 2022.............................         89            141               663            2,262
June 1, 2027.............................         94            102               663            2,920
June 1, 2032.............................         99             74               663            3,770
June 1, 2033.............................        100             70               663            3,968

IF 100% OF YOUR PURCHASE WAS APPLIED TO PROVIDE A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, THE FIXED ANNUITY INCOME AMOUNT WOULD BE $720.

Net rates of return reflect expenses totaling 2.02%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge and .77% for the Fund management fee and other Fund expenses (this is an average with the actual varying from .40% to 1.83%).

Minnesota Life MultiOption variable annuities are available through registered representatives of Ascend Financial Services, Inc.

This is an illustration only and not a contract.

                                                                        PAGE A-4

APPENDIX B -- CONDENSED FINANCIAL INFORMATION


The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1998. This information should be ready in conjunction with the financial statements and related notes of the Variable Annuity Account included in this prospectus.


                                                                  YEAR ENDED DECEMBER 31,
                                                  1998         1997         1996         1995         1994
                                               -----------  -----------  -----------  -----------  ----------
Growth Sub-Account:
  Unit value at beginning of period..........                     $3.04        $2.63        $2.14       $2.22
  Unit value at end of period................                     $4.01        $3.04        $2.63       $2.14
  Number of units outstanding at end of
   period....................................                44,705,247   38,448,452   35,809,340  33,090,790
Bond Sub-Account:
  Unit value at beginning of period..........                     $2.19        $2.15        $1.82       $1.84
  Unit value at end of period................                     $2.37        $2.19        $2.15       $1.82
  Number of units outstanding at end of
   period....................................                43,266,404   36,732,062   28,069,241  23,798,963
Money Market Sub-Account:
  Unit value at beginning of period..........                     $1.57        $1.52        $1.46       $1.44
  Unit value at end of period................                     $1.63        $1.57        $1.52       $1.46
  Number of units outstanding at end of
   period....................................                19,804,841   22,929,634   14,809,515  11,720,778
Asset Allocation Sub-Account:
  Unit value at beginning of period..........                     $2.76        $2.49        $2.01       $2.05
  Unit value at end of period................                     $3.25        $2.76        $2.49       $2.01
  Number of units outstanding at end of
   period....................................               119,491,402  116,211,650  110,975,477  109,044,286
Mortgage Securities Sub-Account:
  Unit value at beginning of period..........                     $2.01        $1.93        $1.66       $1.68
  Unit value at end of period................                     $2.17        $2.01        $1.93       $1.66
  Number of units outstanding at end of
   period....................................                34,751,197   32,527,955   31,277,934  31,542,405
Index 500 Sub-Account:
  Unit value at beginning of period..........                     $2.91        $2.43        $1.79       $1.85
  Unit value at end of period................                     $3.81        $2.91        $2.43       $1.79
  Number of units outstanding at end of
   period....................................                54,579,265   46,097,553   35,272,024  29,639,298
Capital Appreciation Sub-Account:
  Unit value at beginning of period..........                     $2.93        $2.52        $2.08       $2.10
  Unit value at end of period................                     $3.71        $2.93        $2.52       $2.08
  Number of units outstanding at end of
   period....................................                53,582,481   51,023,999   45,964,468  40,739,415
International Stock Sub-Account:
  Unit value at beginning of period..........                     $1.73        $1.46        $1.30       $1.37
  Unit value at end of period................                     $1.91        $1.73        $1.46       $1.30
  Number of units outstanding at end of
   period....................................               103,600,602   86,521,264   68,725,183  61,474,893
Small Company Growth Sub-Account:
  Unit value at beginning of period..........                     $1.67        $1.59        $1.22       $1.21
  Unit value at end of period................                     $1.78        $1.67        $1.59       $1.22
  Number of units outstanding at end of
   period....................................                68,590,765   59,295,273   43,234,716  29,723,609
Maturing Government Bond 2002 Sub-Account:
  Unit value at beginning of period..........                     $1.21        $1.20        $0.97       $0.99
  Unit value at end of period................                     $1.29        $1.21        $1.20       $0.97
  Number of units outstanding at end of
   period....................................                 2,938,848    2,935,860    2,417,823   2,528,509


                                                                        PAGE B-1

                                                                  YEAR ENDED DECEMBER 31,
                                                  1998         1997         1996         1995         1994
                                               -----------  -----------  -----------  -----------  ----------
Maturing Government Bond 2006 Sub-Account:
  Unit value at beginning of period..........                     $1.25        $1.28        $0.96       $0.96
  Unit value at end of period................                     $1.39        $1.25        $1.28       $0.96
  Number of units outstanding at end of
   period....................................                 2,665,421    2,334,109    1,878,731   1,808,705
Maturing Government Bond 2010 Sub-Account:
  Unit value at beginning of period..........                     $1.27        $1.33        $0.95       $0.94
  Unit value at end of period................                     $1.47        $1.27        $1.33       $0.95
  Number of units outstanding at end of
   period....................................                 2,017,743    2,077,124      924,681     913,358
Value Stock Sub-Account:
  Unit value at beginning of period..........                     $1.78        $1.38        $1.05       $1.09
  Unit value at end of period................                     $2.13        $1.78        $1.38       $1.05
  Number of units outstanding at end of
   period....................................                68,251,135   43,796,523   18,744,902   7,178,675
Small Company Value Sub-Account:
  Unit value at beginning of period..........                     $1.00
  Unit value at end of period................                     $1.03
  Number of units outstanding at end of
   period....................................                 4,822,504
Global Bond Sub-Account:
  Unit value at beginning of period..........                     $1.00
  Unit value at end of period................                     $1.00
  Number of units outstanding at end of
   period....................................                25,083,345
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period..........                     $1.00
  Unit value at end of period................                     $1.00
  Number of units outstanding at end of
   period....................................                 5,020,041
Macro-Cap Value Sub-Account:
  Unit value at beginning of period..........                     $1.00
  Unit value at end of period................                     $0.98
  Number of units outstanding at end of
   period....................................                 5,003,390
Micro-Cap Growth Sub-Account:
  Unit value at beginning of period..........                     $1.00
  Unit value at end of period................                     $0.91
  Number of units outstanding at end of
   period....................................                 5,019,879
Templeton Developing Markets Sub-Account:
  Unit value at beginning of period..........                     $1.00
  Unit value at end of period................                     $0.69
  Number of units outstanding at end of
   period....................................                   724,374


                                                                        PAGE B-2

APPENDIX C--TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser or $2,000 or 100% of the owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE C-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

                                                                        PAGE C-2

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries. For such plans in effect at the time of the 1996 enactment, those plans must come into compliance with this requirement before January 1, 1999.

                                                                        PAGE C-3

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4


ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 Directors and Principal Management Officers of Minnesota Life
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements

                           Variable Annuity Account
              ("Variable Annuity Account"), a Separate Account of

                       Minnesota Life Insurance Company
                             ("Minnesota Life")
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098

                         Telephone:  (651) 665-3500

                     Statement of Additional Information

The date of this document and the Prospectus is:  May 3, 1999

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at
(651) 665-3500; or writing to Minnesota Life at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

       Directors and Principal Management Officers of Minnesota Life Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

   DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

    Directors                        Principal Occupation

Giulio Agostini           Senior Vice President, Finance and Administrative
                          Services, 3M, St. Paul, Minnesota

Anthony L. Andersen       Chair-Board of Directors, H. B. Fuller Company, St.
                          Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive
                          Officer, H. B. Fuller Company (Adhesive Products)

Leslie S. Biller          Vice Chairman and Chief Operating Officer, Wells
                          Fargo & Company, San Francisco, California (Banking)

John F. Grundhofer        President, Chairman and Chief Executive Officer,
                          U.S. Bancorp, Minneapolis, Minnesota (Banking)

David S. Kidwell, Ph.D.   Dean and Professor of Finance, The Curtis L.
                          Carlson School of Management, University of
                          Minnesota, Minneapolis, Minnesota

Reatha C. King, Ph.D.     President and Executive Director, General Mills
                          Foundation, Minneapolis, Minnesota

William B. Lawson, Sr.    Chairman and Chief Executive Officer, Lawson
                          Software, Minneapolis, Minnesota

Thomas E. Rohricht        Of Counsel, Doherty, Rumble & Butler Professional
                          Association, St. Paul, Minnesota (Attorneys)

Robert L. Senkler         Chairman of the Board, President and Chief
                          Executive Officer, Minnesota Life Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, Minnesota Life
                          Insurance Company

Michael E. Shannon        Chairman, Chief Financial and Administrative
                          Officer, Ecolab, Inc., St. Paul, Minnesota
                          (Develops and Markets Cleaning and Sanitizing
                          Products)

Frederick T. Weyerhaeuser Retired since April 1998, prior thereto Chairman and
                          Treasurer, Clearwater Investment Trust, since May 1996, prior thereto for more than five years, Chairman, Clearwater Management Company, St. Paul, Minnesota (Financial Management)

Principal Officers (other than Directors)

     Name                  Position

John F. Bruder             Senior Vice President

Keith M. Campbell          Senior Vice President

Robert E. Hunstad          Executive Vice President

James E. Johnson           Senior Vice President and Actuary

Dennis E. Prohofsky        Senior Vice President, General Counsel and
                           Secretary

Gregory S. Strong          Senior Vice President and Chief Financial Officer

Terrence M. Sullivan       Senior Vice President

Randy F. Wallake           Senior Vice President

William N. Westhoff        Senior Vice President and Treasurer

All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota
Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.

                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly-owned subsidiary of Minnesota Life. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 1998, 1997 and 1996 were $15,989,724, $15,067,613, and
$13,034,146 respectively, for payment to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Life who are also registered representatives of Ascend Financial are compensated directly by Minnesota Life.

                               PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1998 were 3.78% and
3.85%, respectively.   Such figures reflect the voluntary absorption of certain
expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract).

TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below.

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses.

                                                               From Inception                 Date of
                                                                to 12/31/98                  Inception
                                                               --------------                ---------
Growth Sub-Account                                            283.66% (280.17%)                12/3/85

Bond Sub-Account                                              134.03% (132.80%)                12/3/85

Money Market Sub-Account                                       61.78%  (59.21%)                12/3/85

Asset Allocation Sub-Account                                  216.14% (215.45%)                12/3/85

Mortgage Securities Sub-Account                               116.57% (116.17%)                 6/1/87

Index 500 Sub-Account                                         281.10% (279.95%)                 6/1/87

Capital Appreciation Sub-Account                              272.38% (268.38%)                 6/1/87

International Stock Sub-Account                                91.03%  (90.99%)                 5/1/92

Small Company Growth Sub-Account                               77.96%  (77.95%)                 5/3/93

Maturing Government Bond
   2002 Sub-Account                                            32.17%  (30.99%)                 5/2/94

Maturing Government Bond
   2006 Sub-Account                                            43.37%  (41.31%)                 5/2/94

Maturing Government Bond
   2010 Sub-Account                                            53.10%  (48.46%)                 5/2/94

Value Stock Sub-Account                                       112.79% (112.43%)                 5/2/94

Small Company Value Sub-Account                                 1.97%   (1.09%)                10/1/97

Global Bond Sub-Account                                         -.24%   (-.24%)                10/1/97

Index 400 Mid-Cap Sub-Account                                   -.25%  (-1.40%)                10/1/97

Macro-Cap Value Sub-Account                                    -2.39%  (-2.39%)               10/15/97

Micro-Cap Growth Sub-Account                                  -13.48% (-14.26%)                10/1/97

Real Estate Securities Sub-Account

Templeton Developing Markets Class 2 Sub-Account              -30.60%  -30.60%)                10/1/97

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period.
The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55%
of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Life has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolios maturing in 1998 and 2002, Minnesota Life voluntarily absorbed fees and expenses that exceeded .20% of average daily net assets of those Portfolios until April 30, 1998. For the period subsequent to April 30, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 1, 1998, Minnesota Life has voluntarily agreed to absorb fees and expenses the exceed .90% of the average daily net assets of the Real Estate Securities Portfolio. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 1998 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the Underlying Portfolios first became available to the Variable Annuity Account. This contract only became available as of the date of September 15, 1994.

                                                   Flexible Premium Deferred Variable Annuity
                                                              MultiOption Select
                                                   ------------------------------------------

                               Year Ended            Five Years        Ten Years            From Inception            Date of
                               12/31/98              Ended 12/31/98    Ended 12/31/98       to 12/31/98               Inception
                               ----------            --------------    --------------       ----------------          ---------
Growth Sub-Account             24.76%  (24.76%)      13.52%  (13.52%)  14.00%  (13.96%)       N/A      (N/A)             12/3/85

Bond Sub-Account                1.06%   (1.06%)       5.28%   (5.27%)   7.29%   (7.23%)       N/A      (N/A)             12/3/85

Money Market Sub-Account       -3.17%  (-3.17%)       2.36%   (2.17%)   4.02%   (3.79%)       N/A      (N/A)             12/3/85

Asset Allocation
  Sub-Account                  10.51%  (10.51%)       9.99%   (9.99%)  11.47%  (11.46%)       N/A      (N/A)             12/3/85

Mortgage Securities
  Sub-Account                    .78%    (.78%)       5.46%   (5.46%)   7.85%   (7.82%)       N/A      (N/A)              6/1/87

Index 500 Sub-Account          23.72%  (23.72%)      17.69%  (17.69%)  13.47%  (13.44%)       N/A      (N/A)              6/1/87

Capital Appreciation
  Sub-Account                  19.67%  (19.67%)      13.99%  (13.98%)  14.89%  (14.79%)       N/A      (N/A)              6/1/87


                                       6

International Stock
  Sub-Account                   3.55%   (3.55%)     15.18%   (15.18%)  N/A       (N/A)      11.78%    (11.77%)            5/1/92

Small Company Growth
  Sub-Account                   -.58%   (-.58%)      N/A      (N/A)    N/A       (N/A)      12.60%    (12.60%)            5/3/93

Maturing Government Bond
  2002 Sub-Account              -.15%   (-.80%)      N/A      (N/A)    N/A       (N/A)       6.77%     (5.85%)            5/2/94

Maturing Government Bond
  2006 Sub-Account              4.23%   (3.16%)      N/A      (N/A)    N/A       (N/A)       9.26%     (8.08%)            5/2/94

Maturing Government Bond
  2010 Sub-Account              9.40%   (7.55%)      N/A      (N/A)    N/A       (N/A)      11.30%     (9.12%)            5/2/94

Value Stock Sub-Account        12.69%  (12.69%)      N/A      (N/A)    N/A       (N/A)      21.74%    (21.66%)            5/2/94

Small Company Value
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -5.03%    (-5.91%)           10/1/97

Global Bond Sub-Account         N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -7.24%    (-7.24%)           10/1/97

Index 400 Mid-Cap
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -7.25%    (-8.40%)           10/1/97

Macro-Cap Value
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -9.39%    (-9.39%)          10/15/97

Micro-Cap Growth
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)     -20.48%   (-21.26%)           10/1/97

Real Estate Securities
  Sub-Account

Templeton Developing Markets
  Class 2 Sub-Account           N/A     (N/A)        N/A      (N/A)    N/A       (N/A)     -37.60%   (-37.60%)           10/1/97

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1998 are shown in the table below. Inasmuch as no deferred sales charges are reflected in these figures, they are the same for both the flexible premium and the single premium contracts. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life not absorbed Fund expenses as described above.

                         Year Ended              Five Years                 Ten Years            From Inception            Date of
                          12/31/98             Ended 12/31/98             Ended 12/31/98           to 12/31/98            Inception
                       -------------           --------------             --------------         --------------           ---------
Growth Sub-Account      31.76%  (31.76%)       14.00% (14.00%)           14.00%  (14.00%)         N/A     (N/A)            12/3/85

Bond Sub-Account         8.06%   (8.06%)        5.93%  (5.92%)            7.34%   (7.28%)         N/A     (N/A)            12/3/85


                                       7

Money Market
  Sub-Account             3.83%   (3.83%)           3.07%  (2.88%)          4.02%   (3.79%)       N/A     (N/A)            12/3/85

Asset Allocation
  Sub-Account            17.51%  (17.51%)          10.53% (10.53%)         11.47%  (11.47%)       N/A     (N/A)            12/3/85

Mortgage Securities
  Sub-Account             7.78%   (7.78%)           6.09%  (6.09%)          7.85%   (7.82%)       N/A     (N/A)             6/1/87

Index 500
  Sub-Account            30.72%  (30.72%)          18.11% (18.11%)         16.07%  (16.04%)       N/A     (N/A)             6/1/87

Capital Appreciation
  Sub-Account            26.67%  (26.67%)          14.46% (14.46%)         14.89%  (14.79%)       N/A     (N/A)              6/1/87

International Stock
  Sub-Account            10.55%  (10.55%)          15.63% (15.63%)          N/A     (N/A)        12.09%  (12.08%)            5/1/92

Small Company Growth
  Sub-Account             6.42%   (6.42%)           N/A    (N/A)            N/A     (N/A)        13.15%  (13.15%)             5/3/93

Maturing Government
  Bond 2002
  Sub-Account             7.15%   (6.20%)           N/A    (N/A)            N/A     (N/A)         7.90%   (6.98%)             5/2/94

Maturing Government
  Bond 2006
  Sub-Account            11.23%  (10.16%)           N/A    (N/A)            N/A     (N/A)        10.32%   (9.14%)             5/2/94

Maturing Government
  Bond 2010
  Sub-Account            16.40%  (14.55%)           N/A    (N/A)            N/A     (N/A)        12.31%  (10.13%)             5/2/94

Value Stock
  Sub-Account            19.69%  (19.69%)           N/A    (N/A)            N/A     (N/A)        22.54%  (22.46%)             5/2/94

Small Company Value
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)         1.97%   (1.09%)            10/1/97

Global Bond
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)         -.24%   (-.24%)            10/1/97

Index 400 Mid-Cap
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)         -.25%  (-1.40%)            10/1/97

Macro-Cap Value
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)        -2.39%  (-2.39%)           10/15/97

Micro-Cap Growth
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)       -13.48% (-14.26%)            10/1/97

Real Estate Securities
  Sub-Account

Templeton Developing
  Markets Class 2
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)       -30.60%  (-30.60%)           10/1/97

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

       (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

       (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

       (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

       (4)    Under normal conditions, maintaining a nominal cash balance;

       (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

       (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                            AVM = P(1 + AGR/2)2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio.

Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE. The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                AUDITORS

The consolidated financial statements of Minnesota Life and the financial statements of the Minnesota Life Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.

                               REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                  PART C

                             OTHER INFORMATION

                         Variable Annuity Account

                 Cross Reference Sheet to Other Information


Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 1998, are included in Part B of this filing and consist of the following:


          To be filed by Subsequent Amendment


     (b) Audited Financial Statements of the Depositor, Minnesota Life Insurance Company, for the fiscal year ended December 31, 1998 and 1997, are included in Part B of this filing and consist of the following:


          To be filed by Subsequent Amendment

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          2.  Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (b) Agent's Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference.

          4.  (a)   The Flexible Payment Deferred Variable Annuity, form
                    MHC-94-9307.

              (b) The Qualified Plan Agreement, form 84-9094 previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (c) The Individual Retirement Annuity Agreement, form 83-9058 Rev. 3-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (d)   The Retirement Certificate, form MHC-83-9060.


              (e)   Tax Sheltered Annuity Loan Agreement, form MHC-94-9309.


              (f) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418.


              (g) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431.


          5.  (a)   Application, form MHC-84-9093 Rev. 7-1998


              (b) Application, form 92-9286 Rev. 9-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 5, is hereby incorporated by reference.

          6.  Certificate of Incorporation and Bylaws.

              (a)   The Restated Certificate of Incorporation.


              (b)   The Bylaws of the Depositor.

          7.  Not applicable.

          8.  Not applicable.

          9. Opinion and consent of Donald F. Gruber, Esq., to be filed by subsequent amendment.

         10. Consent of KPMG Peat Marwick LLP, to be filed by subsequent amendment.

         11.  Not applicable.

         12.  Not applicable.

         13.  Schedule for Computation of Performance Quotation

              (a) Stock Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (b) Bond Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (c) Money Market Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (d) Managed Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (e) Mortgage Securities Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (f) Index Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (g) Aggressive Growth Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (h) International Stock Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (i) Small Company Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (j)  Value Stock Segregated Sub-Account Performance
                   Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (k) Maturing Government Bond - 1998 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (l) Maturing Government Bond - 2002 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (m) Maturing Government Bond - 2006 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (n) Maturing Government Bond - 2010 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

         15. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                  Positions and Offices         Positions and Offices
 Business Address                   with Insurance Company        with Registrant
------------------                  ----------------------        ---------------------
Guilio Agostini                     Director                      None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN  55144-1000

Anthony L. Andersen                 Director                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN  55114

Leslie S. Biller                    Director                      None
Wells Fargo & Company
MAC 0101-121
420 Montgomery Street
San Francisco, CA 94104

John F. Bruder                      Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                   Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN  55101

John F. Grundhofer                  Director                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN  55402-4302

Robert E. Hunstad                   Executive Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN  55101

James E. Johnson                    Senior Vice President         None
Minnesota Life Insurance            and Actuary
 Company
400 Robert Street North
St. Paul, MN  55101

David S. Kidwell, Ph.D.             Director                      None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN  55455

Reatha C. King, Ph.D.               Director                      None
General Mills Foundation
P.O. Box 1113
Minneapolis, MN  55440

William B. Lawson, Sr.              Director                      None
Lawson Software
1300 Godward Street
Minneapolis, MN 55413

Dennis E. Prohofsky                 Senior Vice President         None
Minnesota Life Insurance            General Counsel and
 Company                            Secretary
400 Robert Street North
St. Paul, MN  55101


Thomas E. Rohricht                  Director                      None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade Center
30 East Seventh Street
St. Paul, MN  55101-4999

Robert L. Senkler                   Chairman, President and       None
Minnesota Life Insurance            Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN  55101

Michael E. Shannon                  Director                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN  55102

Gregory S. Strong                   Senior Vice President and     None
Minnesota Life Insurance            Chief Financial Officer
 Company
400 Robert Street North
St. Paul, MN  55101

Terrence M. Sullivan                Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                    Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN  55101

William N. Westhoff                 Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN  55101

Frederick T. Weyerhaeuser           Director                      None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN  55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

          Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

          Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.:

          Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Capital Management, Inc.
          HomePlus Insurance Company
          Northstar Life Insurance Company (New York)
          The Ministers Life Insurance Company
          MIMLIC Life Insurance Company (Arizona)
          Robert Street Energy, Inc.
          Capitol City Property Management, Inc.
          Personal Finance Company (Delaware)
          Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

          Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

          MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
          Ascend Insurance Agency of Nevada, Inc. (Nevada)
          Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Financial Ink Corporation
          Oakleaf Service Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation
          Lafayette Litho, Inc.
          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MCM Funding 1997-1, Inc.
          MCM Funding 1998-1, Inc.
          MIMLIC Venture Corporation
          HomePlus Insurance Agency, Inc.
          Ministers Life Resources, Inc.
          Wedgewood Valley Golf, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

          HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

          MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

          Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.
          Advantus Venture Fund, Inc.
          Advantus Real Estate Securities Fund, Inc.

Less than majority-owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

          Advantus Money Market Fund, Inc.
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

          Advantus Horizon Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 25, 1998, the number of holders of securities of this class were as follows:

                                         Number of Record
             Title of Class                  Holders
             --------------              ----------------
        Variable Annuity Contracts            5,943

ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota
Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is Ascend Financial Services, Inc. Ascend Financial Services, Inc. is also the principal underwriter for twelve mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus
              Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund,
              Inc.; Advantus Real Estate Securities Fund, Inc.; and the MIMLIC Cash Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

          (b) Directors and Officers of Underwriter.


                        DIRECTORS AND OFFICERS OF UNDERWRITER


                                  Positions and            Positions and
Name and Principal                Offices                  Offices
Business Address                  with Underwriter         with Registrant
----------------                  ----------------         ---------------

Robert E. Hunstad                 Director                 None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                President, Chief         None
Ascend Financial Services, Inc.   Executive Officer, Chief
400 Robert Street North           Compliance Officer, and
St. Paul, Minnesota 55101         Director

Margaret Milosevich               Vice President, Chief    Assistant Secretary
Ascend Financial Services, Inc.   Operations Officer,
400 Robert Street North           Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky               Director                 None
Minnesota Life
 Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                   Assistant Treasurer      Assistant Secretary
Ascend Financial Services, Inc.   and Assistant Secretary
400 Robert Street North
St. Paul, Minnesota 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of      Net Underwriting   Compensation on
 Principal       Discounts and      Redemption or     Brokerage       Other
Underwriter       Commissions       Annuitization    Commissions   Compensation
------------   ----------------   ----------------   -----------   ------------

Ascend
 Financial
 Services,
 Inc.            $15,989,724


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) Previously Filed

    (b) Previously Filed

    (c) Previously Filed


    (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 33-80788, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Saint Paul and the State of Minnesota on the 3rd day of March, 1999.


                                  VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                              By: MINNESOTA LIFE INSURANCE COMPANY
                                  (Depositor)



                              By ______________________________________
                                           Robert L. Senkler
                                    Chairman of the Board, President
                                      and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 3rd day of March, 1999.


                              MINNESOTA LIFE INSURANCE COMPANY

                              By ______________________________________
                                           Robert L. Senkler
                                    Chairman of the Board, President
                                      and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

     Signature                    Title                          Date
     ---------                    -----                          ----

                                  Chairman, President and        March 3, 1999
----------------------------      Chief Executive Officer
Robert L. Senkler

*                                 Director
----------------------------
Giulio Agostini

*                                 Director
----------------------------
Anthony L. Andersen

*                                 Director
----------------------------
Leslie S. Biller

*                                 Director
----------------------------
John F. Grundhofer

*                                 Director
----------------------------
David S. Kidwell, Ph.D.

*                                 Director
----------------------------
Reatha C. King, Ph.D.
                                  Director
----------------------------
William B. Lawson, Sr.

*                                 Director
----------------------------
Thomas E. Rohricht

*                                 Director
----------------------------
Michael E. Shannon

*                                 Director
----------------------------
Frederick T. Weyerhaeuser

                                  Vice President                March 3, 1999
----------------------------      (chief financial officer)
Gregory S. Strong

                                  Vice President                March 3, 1999
----------------------------      (chief accounting officer)
Gregory S. Strong

                                  Attorney-in-Fact              March 3, 1999
----------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated October 19, 1998, a copy of which is filed herewith.

                                    EXHIBIT INDEX


Exhibit Number   Description of Exhibit
--------------   ----------------------

    4.           (a)  The Flexible Payment Deferred Variable Annuity, form
                      MHC-94-9307

                 (d)  The Retirement Certificate, form MHC-83-9060

                 (e)  Tax Sheltered Annuity Loan Agreement, form MHC-94-9309

                 (f) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418.

                 (g) Individual Retirement Annuity, SMIPLE - (IRA) Agreement, form number MHC-98-9431.

    5.           (a)  Application, form MHC-84-9093 Rev. 7-1998

    6.           (a)  The Restated Certificate of Incorporation.

                 (b)  The Bylaws of the Depositor

    15. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements